PGOF-SA5 07/24

Amended and Restated Statement of Additional Information (“SAI”) Supplement	July 26, 2024

Putnam BDC Income ETF

Putnam BioRevolutionTM ETF

Putnam Emerging Markets Ex-China ETF

Putnam Focused Large Cap Growth ETF

Putnam Focused Large Cap Value ETF

Putnam Sustainable Future ETF

Putnam Sustainable Leaders ETF

For the Funds listed above, this amended and restated supplement replaces in its entirety the supplement to the Funds’ SAI dated July 8, 2024.

Effective July 15, 2024 (the “Effective Date”), all references to Putnam Investment Management, LLC, Putnam, and Putnam Management (other than references mentioned below, references to management, sub-management, and sub-advisory contracts to which Putnam Management was a party for periods prior to July 15, 2024, references to amounts paid or reimbursed to Putnam Management for periods prior to July 15, 2024, and references to Putnam Management in descriptions of the principal occupations of the funds’ officers) in the SAI for each fund listed in the table below are deleted and replaced with references to the “Investment Manager.” In addition, the following is added to each fund’s SAI after the Table of Contents:

Throughout this SAI, references to the fund’s investment manager (the “Investment Manager”) shall refer to the entity indicated for each fund in the table below:

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Investment Manager	Franklin Advisers, Inc. (“Franklin Advisers”)	Putnam Investment Management, LLC (“Putnam Management”)
Funds

Putnam California Tax Exempt Income Fund

Putnam Diversified Income Trust

Putnam Core Bond Fund

Putnam Dynamic Asset Allocation Balanced Fund

Putnam Dynamic Asset Allocation Conservative Fund

Putnam Dynamic Asset Allocation Equity Fund

Putnam Dynamic Asset Allocation Growth Fund

Putnam ESG Core Bond ETF

Putnam ESG High Yield ETF

Putnam ESG Ultra Short ETF

Putnam Floating Rate Income Fund

Putnam Global Income Trust

Putnam Government Money Market Fund

Putnam High Yield Fund

Putnam Income Fund

Putnam Intermediate-Term Municipal Income Fund

Putnam Massachusetts Tax Exempt Income Fund

Putnam Minnesota Tax Exempt Income Fund

Putnam Money Market Fund

Putnam Mortgage Opportunities Fund

Putnam Mortgage Securities Fund

Putnam Multi-Asset Income Fund

Putnam New Jersey Tax Exempt Income Fund

Putnam New York Tax Exempt Income Fund

Putnam Ohio Tax Exempt Income Fund

Putnam Pennsylvania Tax Exempt Income Fund

Putnam Retirement Advantage 2025 Fund

Putnam Retirement Advantage 2030 Fund

Putnam Retirement Advantage 2035 Fund

Putnam Retirement Advantage 2040 Fund

Putnam Retirement Advantage 2045 Fund

Putnam Retirement Advantage 2050 Fund

Putnam Retirement Advantage 2055 Fund

Putnam Retirement Advantage 2060 Fund

Putnam Retirement Advantage 2065 Fund

Putnam Retirement Advantage Maturity Fund

Putnam Short Duration Bond Fund

Putnam Short Term Investment Fund

Putnam Short-Term Municipal Income Fund

Putnam Strategic Intermediate Municipal Fund

Putnam Sustainable Retirement 2025 Fund

Putnam Sustainable Retirement 2030 Fund

Putnam Sustainable Retirement 2035 Fund

Putnam Sustainable Retirement 2040 Fund

Putnam Sustainable Retirement 2045 Fund

Putnam Sustainable Retirement 2050 Fund

Putnam Sustainable Retirement 2055 Fund

Putnam Sustainable Retirement 2060 Fund

Putnam Sustainable Retirement 2065 Fund

Putnam Sustainable Retirement Maturity Fund

Putnam Tax Exempt Income Fund

Putnam Tax-Free High Yield Fund

Putnam Ultra Short Duration Income Fund

Putnam Ultra Short MAC Series

Putnam VT Diversified Income Fund

Putnam VT Global Asset Allocation Fund

Putnam VT Government Money Market Fund

Putnam VT High Yield Fund

Putnam VT Income Fund

Putnam VT Mortgage Securities Fund

George Putnam Balanced Fund

Putnam BDC Income ETF

Putnam BioRevolutionTM ETF

Putnam Convertible Securities Fund

Putnam Core Equity Fund

Putnam Emerging Markets Equity Fund

Putnam Emerging Markets Ex-China ETF

Putnam Focused Equity Fund

Putnam Focused International Equity Fund

Putnam Focused Large Cap Growth ETF

Putnam Focused Large Cap Value ETF

Putnam Global Health Care Fund

Putnam Global Technology Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam International Value Fund

Putnam Large Cap Growth Fund

Putnam Large Cap Value Fund

Putnam Research Fund

Putnam Small Cap Growth Fund

Putnam Small Cap Value Fund

Putnam Sustainable Future ETF

Putnam Sustainable Future Fund

Putnam Sustainable Leaders ETF

Putnam Sustainable Leaders Fund

Putnam VT Core Equity Fund

Putnam VT Emerging Markets Equity Fund

Putnam VT Focused International Equity Fund

Putnam VT George Putnam Balanced Fund

Putnam VT Global Health Care Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Growth Fund

Putnam VT Large Cap Value Fund

Putnam VT Research Fund

Putnam VT Small Cap Growth Fund

Putnam VT Small Cap Value Fund

Putnam VT Sustainable Future Fund

Putnam VT Sustainable Leaders Fund

In addition, the following changes are made as of the Effective Date:

•	For each fund listed in the table above for which Franklin Advisers serves as Investment Manager except Putnam Core Bond Fund, Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, Putnam ESG Ultra Short ETF, Putnam Mortgage Opportunities Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage Maturity Fund, Putnam Short Duration Bond Fund, Putnam Short Term Investment Fund, Putnam Sustainable Retirement 2025 Fund, Putnam Sustainable Retirement 2030 Fund, Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement 2040 Fund, Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2050 Fund, Putnam Sustainable Retirement 2055 Fund, Putnam Sustainable Retirement 2060 Fund, Putnam Sustainable Retirement 2065 Fund, Putnam Sustainable Retirement Maturity Fund, and Putnam
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Ultra Short MAC Series, the following language is added to the section CHARGES AND EXPENSES, and existing references to the Management Contract in that section are deemed to include the New Management Contract (defined below), as the context requires:

Effective July 15, 2024, Putnam Management transferred all of its rights and obligations under the existing management contract between Putnam Management and your fund to Franklin Advisers by means of an assignment and assumption agreement (the “Transfer”), and Franklin Advisers assumed the role of investment adviser for the fund pursuant to a new management contract (the “New Management Contract”). The terms of the New Management Contract are substantially similar to the terms of the fund’s previous management contract, and the fees payable under the New Management Contract are identical to those under the previous management contract. In order to provide continuity in the determination of the management fee rates for all funds whose fee rates are based on the monthly average of the aggregate net assets of other open-end funds sponsored by Putnam Management (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets) (“Total Open-End Mutual Fund Average Net Assets”), the assignment and assumption agreement includes an acknowledgment by Franklin Advisers and Putnam Management that each fund whose assets are counted in the calculation of Total Open-End Mutual Fund Average Net Assets will continue to be deemed an open-end fund sponsored by Putnam Management.

In connection with the Transfer, as of July 15, 2024, Putnam Management also transferred all of its rights and obligations under the sub-management contract between Putnam Management and Putnam Investments Limited (“PIL”) to Franklin Advisers in respect of the fund by means of an assignment and assumption agreement, resulting in a new sub-management contract with respect to the fund. The new sub-management contract replaces, and has terms that are substantially similar to, the previous sub-management contract, as described below in the section “Management-The Sub-Advisers” of this SAI.

•	For Putnam Core Bond Fund, Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, Putnam ESG Ultra Short ETF, Putnam Mortgage Opportunities Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage Maturity Fund, Putnam Short Duration Bond Fund, Putnam Short Term Investment Fund, Putnam Sustainable Retirement 2025 Fund, Putnam Sustainable Retirement 2030 Fund, Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement 2040 Fund, Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2050 Fund, Putnam Sustainable Retirement 2055 Fund, Putnam Sustainable Retirement 2060 Fund, Putnam Sustainable Retirement 2065 Fund, Putnam Sustainable Retirement Maturity Fund, and Putnam Ultra Short MAC Series, the following language is added to the section CHARGES AND EXPENSES, and existing references to the Management Contract in that section are deemed to include the New Management Contract (defined below), as the context requires:

Effective July 15, 2024, Putnam Management transferred all of its rights and obligations under the existing management contract between Putnam Management and your fund to Franklin Advisers by means of an assignment and assumption agreement (the “Transfer”), and Franklin Advisers assumed the role of investment adviser for the fund pursuant to a new management contract (the “New Management Contract”). The terms of the New Management Contract are

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substantially similar to the terms of the fund’s previous management contract, and the fees payable under the New Management Contract are identical to those under the previous management contract.

In connection with the Transfer, as of July 15, 2024, Putnam Management also transferred all of its rights and obligations under the sub-management contract between Putnam Management and Putnam Investments Limited (“PIL”) to Franklin Advisers in respect of the fund by means of an assignment and assumption agreement, resulting in a new sub-management contract with respect to the fund. The new sub-management contract replaces, and has terms that are substantially similar to, the previous sub-management contract, as described below in the section “Management-The Sub-Advisers” of this SAI.

•	For Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Multi-Asset Income Fund, and Putnam VT Global Asset Allocation Fund, the following language is added to the section CHARGES AND EXPENSES:

Effective July 15, 2024, Putnam Management transferred all of its rights and obligations under the existing sub-advisory contract between Putnam Management, PIL, and The Putnam Advisory Company, LLC (“PAC”) in respect of the fund to Franklin Advisers by means of an assignment and assumption agreement, resulting in a new sub-advisory contract with respect to the fund. The new sub-advisory contract replaces, and has terms that are substantially similar to, the previous sub-advisory contract among Putnam Management, PIL, and PAC, as described below in the section “Management-The Sub-Advisers” of this SAI.

•	For each fund listed in the table above for which Putnam Management serves as Investment Manager, the following language is added to the section CHARGES AND EXPENSES:

Effective July 15, 2024, Putnam Management retained its affiliate, Franklin Advisers, to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management and to provide certain other advisory and related services pursuant to a new subadvisory agreement relating to the fund. Please see “Management-The Sub-Advisers” of this SAI for a further discussion of the new subadvisory agreement.

•	For Putnam Core Bond Fund and Putnam Short Duration Bond Fund, references to the sub-advisory contract among Putnam Management, PIL, and PAC in respect of each fund in the section CHARGES AND EXPENSES are deleted.
•	For each fund listed in the table above, in the first paragraph of the section MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS, the last sentence is replaced with the following:

With respect to funds for which Putnam Investments Limited (“PIL”), The Putnam Advisory Company, LLC (“PAC”), and/or Putnam Investment Management, LLC (“Putnam Management”) serve as sub-adviser (as described in the fund’s prospectus), references to the Investment Manager in this section also include PIL, PAC, and Putnam Management, as appropriate.

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•	For each fund listed in the table above, the sub-section Putnam Management and its Affiliates in the section MANAGEMENT is deleted and replaced in its entirety with the following:

The Investment Manager and its Affiliates

Putnam Investment Management, LLC

If so disclosed in the fund’s prospectus, Putnam Management serves as Investment Manager to the fund. Putnam Management is one of America’s oldest money management firms. Putnam Management has been managing mutual funds since 1937.

Franklin Advisers, Inc.

If so disclosed in the fund’s prospectus, Franklin Advisers serves as Investment Manager to the fund. Franklin Advisers, Inc., a global investment organization, is a California corporation formed on October 31, 1985.

Additional information about Putnam Management and Franklin Advisers

Putnam Management and Franklin Advisers are indirect, wholly-owned subsidiaries of Franklin Templeton, a Delaware corporation. Franklin Templeton, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization. As of May 31, 2024, Franklin Templeton, together with its subsidiaries, had aggregate assets under management of approximately $1.64 trillion.

Trustees and officers of the fund who are also officers of Putnam Management, Franklin Advisers or their affiliates or who are stockholders of Franklin Templeton or its affiliates will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

•	For each fund listed in the table above, the following language is added to the sub-section The Sub-Adviser in the section MANAGEMENT, and the sub-section title “The Sub-Adviser” is replaced with “The Sub-Advisers”:

Putnam Investment Management, LLC

If so disclosed in the fund’s prospectus, Putnam Management, an affiliate of Franklin Advisers, has been retained as a sub-adviser by Franklin Advisers, at Franklin Advisers’ own expense, to make investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers and to provide certain other advisory and related services pursuant to a subadvisory agreement between Franklin Advisers and Putnam Management. The other advisory and related services may include the facilitation of derivative transactions, sharing of investment research if so requested by Franklin Advisers, and proxy voting, and these services are subject to change over time.

The subadvisory agreement provides that Putnam Management shall not be subject to any liability to Franklin Advisers, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of Putnam Management.

The subadvisory agreement may be terminated with respect to the fund without penalty by vote of the Trustees or shareholders of the fund, or by Franklin Advisers or Putnam Management upon 60 days’ written notice. The subadvisory agreement also terminates without payment of any penalty in the event of its assignment or upon any termination of the management contract between Franklin Advisers and the fund. The subadvisory agreement provides that it will continue in

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effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not parties to the subadvisory agreement or “interested persons” thereof. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

For additional information about Putnam Management, see “Putnam Investment Management, LLC” under “The Investment Manager and its Affiliates” above.

Franklin Advisers, Inc.

If so disclosed in the fund’s prospectus, Franklin Advisers, an affiliate of Putnam Management, has been retained as a sub-adviser to provide by Putnam Management, at Putnam Management’s own expense, to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management and to provide certain other advisory and related services pursuant to a subadvisory agreement between Putnam Management and Franklin Advisers. The other advisory and related services may include the facilitation of foreign exchange transactions, sharing of investment research if so requested by Putnam Management, and managing the fund’s investments in cash or cash equivalents, and these services are subject to change over time.

The subadvisory agreement provides that Franklin Advisers shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of Franklin Advisers.

The subadvisory agreement may be terminated with respect to the fund without penalty by vote of the Trustees or shareholders of the fund, or by Putnam Management or Franklin Advisers or upon 60 days’ written notice. The subadvisory agreement also terminates without payment of any penalty in the event of its assignment or upon any termination of the management contract between Putnam Management and the fund. The subadvisory agreement provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not parties to the subadvisory agreement or “interested persons” thereof. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

For additional information about Franklin Advisers, see “Franklin Advisers, Inc.” under “The Investment Manager and its Affiliates” above.

•	For each fund listed in the table above, the sub-section Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund in the section MANAGEMENT is replaced with the following:

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management and by the fund (the “Code of Ethics”). The Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contains provisions and

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requirements designed to identify and addresses certain conflicts of interest between personal investment activities and the interests of the fund.

The Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Code of Ethics and are required to approve any material changes to the Code of Ethics. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Code of Ethics.

•	For each fund listed in the table above, all references to Putnam Management in the section PROXY VOTING GUIDELINES AND PROCEDURES and in APPENDIX A – PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS and APPENDIX B – FINANCIAL STATEMENTS, remain unchanged.

Shareholders should retain this Supplement for future reference.

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